Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares		Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Common stock options issued and outstanding		6,244,095	6,341,939
Total common stock reserved for future issuance	[1]	49,256,976
Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of Series A, Series B, Series C-1 and Series C convertible preferred stock		40,016,067
IPO
Class Of Stock [Line Items]
Rights to common stock units subject to completion of an IPO by the Company		100,000
Stock options issued and outstanding
Class Of Stock [Line Items]
Common stock options issued and outstanding		6,244,095
Common stock options available for future grant		2,896,814

[1]	Excludes (i) shares issuable upon conversion of Series D in the next equity financing at a 50% discount to the issuance price and (ii) shares issuable upon exercise of the Warrant Rights.